Financial Liabilities at Fair Value Through Profit or Loss - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 25,935	$ 26,637
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	46,949	107,862
Earnout liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	24,147	0
Earn-in liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	13,384	0
Warrant liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,418	0
Redeemable preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0	$ 107,862